Leases (Details Narrative) (10-K)		6 Months Ended	12 Months Ended
	Aug. 30, 2018	Jun. 30, 2021	Dec. 31, 2020
Lease term description	The aggregate base annual rent is $876,875 and is subject to annual increases commencing September 1, 2019 in an amount equal to the lesser of: (i) 1.75%, or (ii) 1.25 times the change in the Consumer Price Index.	The Company's real estate leases include one or more options to renew, with renewal terms that can extend the lease term from three to five years or more.	The Company's real estate leases include one or more options to renew, with renewal terms that can extend the lease term from three to five years or more.
Minimum [Member]
Lease renewal term		3 years	3 years
Maximum [Member]
Lease renewal term		5 years	5 years